Related Parties	12 Months Ended
Dec. 31, 2024
Disclosure of transactions between related parties [abstract]
Related Parties	RELATED PARTIES
Compensation of key management personnel
The aggregate compensation of the members of the Company’s Board of Directors (including the Chairman of the Board) and to the Chief Executive Officer includes the following:

	Year ended
(in € thousands)	2022/12/31	2023/12/31	2024/12/31
Fixed compensation owed	585	614	626
Variable compensation owed	169	170	148
Attendance fees - board of Directors	421	381	402
Contributions in-kind	21	23	22
Share-based payments	74	72	112
Employer contributions	410	396	400
Consulting fees	0	0	0
TOTAL	1,680	1,656	1,709
Biotech Avenir
Biotech Avenir SAS is a holding company incorporated in 2001 by the Company's founders. Most of its share capital is currently held by individuals, i.e. the four co-founders of the Company and twelve Company employees. Jean-François Mouney, the Chairman of the Company, is also the Chairman of Biotech Avenir SAS.
At December 31, 2024, Biotech Avenir SAS held 3.79% of the share capital of the Company.
The Company did not carry out any transactions with Biotech Avenir in 2024, 2023, or 2022, with the exception of the domiciliation without charge.
Ipsen Pharma SAS
The licensing agreement signed with Ipsen Pharma SAS in December 2021 provides for a certain number of service agreements that were signed with the Company in 2022 and 2023, notably the Inventory Purchase Agreement, the Transition Services Agreement and the Part B Transition Services Agreement.
These agreements cover support for Ipsen in future proceedings and processes (other than knowledge transfer) and the provision of drug tablets which Ipsen may require to execute its clinical trial. As per the agreement signed with Ipsen in December 2021, the prices under these agreements cover all costs borne by the Company to provide the relevant goods and services, without economic benefit for Ipsen. See Note 7.1 - "Revenues and other income" and Note 29 - Commitments, contingent liabilities and contingent assets.